Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables
Summary of other receivables

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Value added tax and other tax receivables	$2,320	$3,184
Other items	242	910
Total	$2,562	$4,094